UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MONEY MARKET FUND - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2006

 [LOGO OF USAA]
     USAA(R)

                              USAA MONEY
                                     MARKET Fund

                                             [GRAPHIC OF USAA MONEY MARKET FUND]

                      1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    OCTOBER 31, 2006

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA MONEY MARKET FUND
OCTOBER 31, 2006 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

        FIXED-RATE INSTRUMENTS - consist of bonds, notes, and certificates of deposit. The yield is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

        COMMERCIAL PAPER - unsecured promissory notes with maturities ranging from two to 270 days, issued mainly by the most creditworthy corporations. Commercial paper is usually purchased at a discount and matures at par value.

        PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

        VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity for these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

        ADJUSTABLE-RATE NOTES - similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

             CD      Certificate of Deposit
             COP     Certificate of Participation
             CP      Commercial Paper
             EDA     Economic Development Authority
             GO      General Obligation
             IDA     Industrial Development Authority/Agency
             IDB     Industrial Development Board
             IDRB    Industrial Development Revenue Bond
             MFH     Multifamily Housing
             MTN     Medium-Term Note
             RB      Revenue Bond

        CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

        The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

2

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                   of INVESTMENTS
                   (continued)

USAA MONEY MARKET FUND
OCTOBER 31, 2006 (UNAUDITED)

             (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

             (NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from American International Group, General Electric Co., or New York State GO.

             (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: AmSouth Bank, N.A., Citizens Bank of Massachusetts, First Commercial Bank, JPMorgan Chase Bank, N.A., or Wachovia Bank, N.A.

             (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Assured Guaranty Corp., MBIA Insurance Corp., or XL Capital Assurance.

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                 COUPON OR
   AMOUNT   SECURITY                                                                  DISCOUNT RATE          MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (20.3%)

            DIVERSIFIED BANKS (12.6%)
  $25,000   American Express, CD                                                               5.57%        1/09/2007   $   25,000
   25,000   Bank of Tokyo-Mitsubishi, Ltd., Yankee CD(a)                                       5.41         2/26/2007       25,000
   25,000   Bank of Tokyo-Mitsubishi, Ltd., Yankee CD(a)                                       5.36         3/21/2007       25,000
   50,000   Bayerische Hypo Vereins Bank, Yankee CD(a)                                         5.35        12/14/2006       50,000
   25,000   BNP Paribas, Chicago Branch, Yankee CD(a)                                          5.27        11/27/2006       25,000
   25,000   Citibank New York N.A., CD                                                         5.33        12/22/2006       25,000
   50,000   Citizens Bank of Pennsylvania, CD                                                  5.36        12/18/2006       50,000
   50,000   Depfa Bank, Yankee CD(a)                                                           5.35        11/15/2006       50,000
   25,000   Depfa Bank, Yankee CD(a)                                                           5.37         3/20/2007       25,000
   20,000   First Tennessee Bank, CD                                                           5.27        11/17/2006       20,000
   50,000   First Tennessee Bank, CD                                                           5.31        12/21/2006       50,000
   15,000   HBOS Treasury Services, Yankee CD(a)                                               5.42        12/15/2006       15,000
   40,000   HBOS Treasury Services, Yankee CD(a)                                               5.37         4/25/2007       40,000
   25,000   Huntington National Bank, CD                                                       5.50        11/02/2006       25,000
   25,000   Huntington National Bank, CD                                                       5.37        12/05/2006       25,000
   40,000   Huntington National Bank, CD                                                       5.35         1/11/2007       40,000
   25,000   Regions Bank, CD                                                                   5.00        12/19/2006       25,000
   25,000   Royal Bank of Canada, New York Branch, Yankee CD(a)                                4.78        12/01/2006       25,000
   11,920   St.George Bank, Ltd.(a),(b)                                                        7.15         6/18/2007       12,041
                                                                                                                        ----------
                                                                                                                           577,041
                                                                                                                        ----------
            DIVERSIFIED CAPITAL MARKETS (0.6%)
   25,000   UBS AG, Stamford Branch Institutional, Yankee CD(a)                                5.32         4/10/2007       25,000
                                                                                                                        ----------
            LIFE & HEALTH INSURANCE (0.5%)
   10,000   AIG SunAmerica Global Financing Notes (NBGA)(b)                                    5.10         1/17/2007        9,992
   15,000   Monumental Global Funding, Senior Secured Notes, Series 2007A(b)                   5.20         1/30/2007       14,989
                                                                                                                        ----------
                                                                                                                            24,981
                                                                                                                        ----------
            REGIONAL BANKS (6.6%)
   50,000   Charter One Bank, N.A., CD                                                         5.37        11/27/2006       50,000
   25,000   Natexis Banque Populaires, New York Branch, Yankee CD(a)                           4.77        11/17/2006       25,000
   25,000   Natexis Banque Populaires, New York Branch, Yankee CD(a)                           5.26        11/22/2006       25,000
   40,000   Webster Bank, N.A., CD                                                             5.40        12/13/2006       40,000
   25,000   Wells Fargo Bank N.A., CD                                                          4.85         1/30/2007       25,000
   25,000   Wilmington Trust Co., CD                                                           5.50        11/07/2006       25,000
   25,000   Wilmington Trust Co., CD                                                           5.47        12/04/2006       25,000
   25,000   Wilmington Trust Co., CD                                                           5.35        12/06/2006       25,000
   25,000   Wilmington Trust Co., CD                                                           5.49         1/03/2007       25,000
   25,000   Wilmington Trust Co., CD                                                           5.60         1/17/2007       25,000
   10,000   Wilmington Trust Co., CD                                                           5.32         2/05/2007       10,000
                                                                                                                        ----------
                                                                                                                           300,000
                                                                                                                        ----------
            Total Fixed-Rate Instruments (cost: $927,022)                                                                  927,022
                                                                                                                        ----------


            COMMERCIAL PAPER (24.9%)

            ASSET-BACKED FINANCING (10.8%)
   20,000   Bavaria TRR Corp.(b),(c)                                                           5.29        11/01/2006       20,000
   35,000   Bavaria TRR Corp.(b),(c)                                                           5.28        11/06/2006       34,974
   20,000   Check Point Charlie, Inc.(b),(c)                                                   5.29        11/16/2006       19,956
   20,000   Check Point Charlie, Inc.(b),(c)                                                   5.30        11/27/2006       19,923
   15,000   Check Point Charlie, Inc.(b),(c)                                                   5.28        12/01/2006       14,934
   15,000   Check Point Charlie, Inc.(b),(c)                                                   5.29        12/12/2006       14,910

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                 COUPON OR
   AMOUNT   SECURITY                                                                  DISCOUNT RATE          MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
  $25,000   Check Point Charlie, Inc.(b),(c)                                                   5.27%       12/14/2006   $   24,843
   19,839   Check Point Charlie, Inc.(b),(c)                                                   5.29         1/08/2007       19,641
   15,000   Check Point Charlie, Inc.(b),(c)                                                   5.27         1/09/2007       14,848
   18,573   Kaiserplatz Funding LLC(b),(c)                                                     5.29        11/07/2006       18,557
   10,000   Kaiserplatz Funding LLC(b),(c)                                                     5.30        11/21/2006        9,970
   10,045   Kaiserplatz Funding LLC(b),(c)                                                     5.28         1/17/2007        9,932
    6,634   Lockhart Funding LLC(b),(c)                                                        5.31        11/01/2006        6,634
   15,000   Lockhart Funding LLC(b),(c)                                                        5.27        11/07/2006       14,987
   20,000   Lockhart Funding LLC(b),(c)                                                        5.27        11/09/2006       19,977
   15,000   Lockhart Funding LLC(b),(c)                                                        5.27        11/16/2006       14,967
   10,000   Lockhart Funding LLC(b),(c)                                                        5.26        12/13/2006        9,939
   15,100   Lockhart Funding LLC(b),(c)                                                        5.25         2/07/2007       14,884
   20,000   Lockhart Funding LLC(b),(c)                                                        5.26         2/14/2007       19,693
   16,000   Rhineland Funding Capital Corp.(b),(c)                                             5.30        11/06/2006       15,988
   20,459   Rhineland Funding Capital Corp.(b),(c)                                             5.30        11/17/2006       20,411
   35,000   Rhineland Funding Capital Corp.(b),(c)                                             5.30        11/30/2006       34,851
   12,000   Sunbelt Funding Corp.(b),(c)                                                       5.31        11/02/2006       11,998
   49,000   Sunbelt Funding Corp.(b),(c)                                                       5.27        11/29/2006       48,799
   13,911   Sunbelt Funding Corp.(b),(c)                                                       5.27        12/06/2006       13,840
   25,033   Working Capital Management Co., LP(b),(c)                                          5.25        11/02/2006       25,029
                                                                                                                        ----------
                                                                                                                           494,485
                                                                                                                        ----------
            DIVERSIFIED BANKS (3.8%)
   25,000   Barclays US Funding                                                                5.27        11/17/2006       24,941
   25,000   Depfa Bank(b)                                                                      5.26         1/04/2007       24,767
   19,187   Gotham Funding Corp.(b),(c)                                                        5.20         3/26/2007       18,785
   21,850   HBOS Treasury Services                                                             5.27        12/13/2006       21,716
   15,000   Long Lane Master, Trust N, Series A(b),(c)                                         5.41        11/13/2006       14,973
   25,000   Macquarie Bank Ltd.                                                                5.28        12/07/2006       24,868
   30,000   Macquarie Bank Ltd.                                                                5.26         1/22/2007       29,641
   15,000   Macquarie Bank Ltd.                                                                5.23         3/20/2007       14,697
                                                                                                                        ----------
                                                                                                                           174,388
                                                                                                                        ----------
            EDUCATION (0.5%)
   25,000   University of Washington, General Revenue Notes. Series B                          5.40         4/04/2007       25,000
                                                                                                                        ----------
            ELECTRIC UTILITIES (0.3%)
   12,555   National Co-Op Services Corp.(b),(c)                                               5.28        12/01/2006       12,500
                                                                                                                        ----------
            ELECTRIC/GAS UTILITIES (0.8%)
            City of Austin, Texas,
   10,176     Combined Utility Systems Taxable Notes
              (LOC - Landesbank Hessen-Thuringen)                                              5.29        11/06/2006       10,168
   12,282     Combined Utility Systems Taxable Notes
              (LOC - Landesbank Hessen-Thuringen)                                              5.27        12/04/2006       12,223
   13,598   New York Power Auth., Series 3                                                     5.30        12/05/2006       13,530
                                                                                                                        ----------
                                                                                                                            35,921
                                                                                                                        ----------
            GENERAL OBLIGATION (0.5%)
   25,000   Texas Agriculture Finance Authority GO, Series A                                   5.27        12/06/2006       24,872
                                                                                                                        ----------
            HEALTH CARE FACILITIES (0.7%)
   10,000   Medical Building Funding IV, LLC (LOC - KBC Bank, N.V.)                            5.47        11/20/2006        9,971
   20,000   Trinity Health Corp.                                                               5.30        11/02/2006       19,997
                                                                                                                        ----------
                                                                                                                            29,968
                                                                                                                        ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                 COUPON OR
   AMOUNT   SECURITY                                                                  DISCOUNT RATE          MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
            INTEGRATED OIL & GAS (3.2%)
            ConocoPhillips,
  $60,000     Short-Term Notes(b),(c)                                                          5.34%       11/02/2006   $   59,991
   30,000     Short-Term Notes(b),(c)                                                          5.30        11/03/2006       29,991
   30,867     Short-Term Notes(b),(c)                                                          5.30        11/10/2006       30,826
   15,000     Short-Term Notes(b),(c)                                                          5.31        11/13/2006       14,974
   10,850   ConocoPhillips Qatar Funding Ltd., Short-Term Notes(b),(c)                         5.28         4/02/2007       10,608
                                                                                                                        ----------
                                                                                                                           146,390
                                                                                                                        ----------
            MULTI-UTILITIES (1.5%)
   50,000   WPS Resources Corp.(b),(c)                                                         5.29        11/08/2006       49,949
   20,000   WPS Resources Corp.(b),(c)                                                         5.29        11/09/2006       19,976
                                                                                                                        ----------
                                                                                                                            69,925
                                                                                                                        ----------
            MUNICIPAL FINANCE (0.2%)
    6,900   New York Job Development Auth., Series H (NBGA)                                    5.28        12/07/2006        6,864
                                                                                                                        ----------
            REGIONAL BANKS (1.6%)
   15,000   Zions Bancorporation                                                               5.30        11/16/2006       14,967
   17,808   Zions Bancorporation                                                               5.30        11/28/2006       17,737
   15,000   Zions Bancorporation                                                               5.27         1/18/2007       14,829
   15,000   Zions Bancorporation                                                               5.27         1/30/2007       14,802
   10,000   Zions Bancorporation                                                               5.28         2/07/2007        9,856
                                                                                                                        ----------
                                                                                                                            72,191
                                                                                                                        ----------
            THRIFTS & MORTGAGE FINANCE (0.4%)
   19,076   Countrywide Financial Corp.                                                        5.35        11/01/2006       19,076
                                                                                                                        ----------
            TRUCKING (0.6%)
   27,790   Vehicle Services of America, Ltd. (LOC - Bank of America, N.A.)                    5.30        11/17/2006       27,724
                                                                                                                        ----------
            Total Commercial Paper (cost: $1,139,304)                                                                    1,139,304
                                                                                                                        ----------
            PUT BONDS (3.2%)

            DIVERSIFIED BANKS (0.5%)
   25,000   M&I Marshall & Ilsley Bank, Puttable Reset Securities                              5.18        12/15/2016       25,010
                                                                                                                        ----------
            INTEGRATED OIL & GAS (1.2%)
            California Pollution Control Financing Auth. Environmental Improvement RB,
   12,000     Series 1997(b)                                                                   5.32        12/01/2032       12,000
   14,000     Series 1997(b)                                                                   5.30        12/01/2032       14,000
   27,000     Series 1997(b)                                                                   5.32        12/01/2032       27,000
                                                                                                                        ----------
                                                                                                                            53,000
                                                                                                                        ----------
            OIL & GAS REFINING & MARKETING (1.5%)
            IDB of the Parish of Calcasieu, LA, Inc., Environmental RB,
   18,085     Series 1996 (LOC - BNP Paribas)                                                  5.32         7/01/2026       18,085
   20,000     Series 1996 (LOC - BNP Paribas)                                                  5.32         7/01/2026       20,000
   30,000     Series 1996 (LOC - BNP Paribas)                                                  5.30         7/01/2026       30,000
                                                                                                                        ----------
                                                                                                                            68,085
                                                                                                                        ----------
            Total Put Bonds (cost: $146,095)                                                                               146,095
                                                                                                                        ----------

6

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                 COUPON OR
   AMOUNT   SECURITY                                                                  DISCOUNT RATE          MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
            VARIABLE-RATE DEMAND NOTES (33.3%)

            AGRICULTURAL PRODUCTS (0.2%)
  $10,005   Mississippi Business Finance Corp., RB, Series 2002
             (LOC - Regions Bank)                                                              5.32%        4/01/2012   $   10,005
                                                                                                                        ----------
            AIRPORT SERVICES (0.0%)(d)
    1,165   Shawnee, KS, Private Activity RB, Series 1997
              (LOC - JPMorgan Chase Bank, N.A.)                                                5.50        12/01/2012        1,165
                                                                                                                        ----------
            AIRPORT/PORT (0.3%)
   11,800   Tulsa, OK, Airport Improvement Trust, RB
             (LOC - JPMorgan Chase Bank, N.A.)                                                 5.36         6/01/2023       11,800
                                                                                                                        ----------
            ASSET-BACKED FINANCING (1.2%)
    9,630   Capital One Funding Corp., Notes, Series 1996E
              (LOC - JPMorgan Chase Bank, N.A.)                                                5.36         7/02/2018        9,630
            Cornerstone Funding Corp. I, Notes,
    5,677     Series 2000B (LOC - Fifth Third Bank)                                            5.45         1/01/2021        5,677
   14,684     Series 2001B (LOC - Fifth Third Bank)                                            5.40         9/01/2026       14,684
    6,915     Series 2001D (LOC - Fifth Third Bank)                                            5.40         1/01/2022        6,915
    3,907     Series 2003G (LOC - Huntington National Bank)                                    5.60         1/01/2024        3,907
   12,744     Series 2004A (LOC - Fifth Third Bank)                                            5.40         6/01/2029       12,744
                                                                                                                        ----------
                                                                                                                            53,557
                                                                                                                        ----------
            AUTO PARTS & EQUIPMENT (1.9%)
   15,000   Alabama IDA, RB (LOC - Barclays Bank plc)                                          5.58        10/01/2019       15,000
            Bardstown, KY, RB,
   10,240     Series 1994 (LOC - Deutsche Bank Trust Co.)                                      5.42         6/01/2024       10,240
   11,275     Series 1995 (LOC - Deutsche Bank Trust Co.)                                      5.42         3/01/2025       11,275
    6,780   Illinois Finance Auth., RB, Series 2005
              (LOC - Federal Home Loan Bank of Chicago)                                        5.36         7/01/2040        6,780
   42,000   LSP Automotive Systems, LLC, Series 2006
              (LOC - National Bank of South Carolina)                                          5.35         3/01/2021       42,000
                                                                                                                        ----------
                                                                                                                            85,295
                                                                                                                        ----------
            AUTOMOTIVE RETAIL (0.2%)
    6,970   C-MEK Realty, LLC, Taxable Variable Rate Bonds, Series 2002
              (LOC - Bank of North Georgia)                                                    5.47        12/01/2022        6,970
    3,932   Germain Properties of Columbus, Inc., Option Notes
              (LOC - JPMorgan Chase Bank, N.A.)                                                5.40         3/01/2031        3,932
                                                                                                                        ----------
                                                                                                                            10,902
                                                                                                                        ----------
            BROADCASTING & CABLE TV (0.3%)
            New Jersey EDA, RB,
    8,900     Series 1997A (NBGA)(b)                                                           5.30        10/01/2021        8,900
    3,600     Series 1997B (LOC - JPMorgan Chase Bank, N.A.)                                   5.30        10/01/2021        3,600
                                                                                                                        ----------
                                                                                                                            12,500
                                                                                                                        ----------
            BUILDINGS (0.4%)
    8,035   Downtown Marietta Development Auth., GA, RB, Series 1996B (LIQ)                    5.39         7/01/2021        8,035
    8,285   Greenville, SC, Memorial Auditorium District Public Facilities, COP,
              Series 1996C (LOC - Bank of America, N.A.)                                       5.40         9/01/2017        8,285
                                                                                                                        ----------
                                                                                                                            16,320
                                                                                                                        ----------
            CASINOS & GAMING (0.9%)
   41,830   Detroit, MI, Economic Development Corp., RB, Series 1999C
              (LOC - National City Bank of the Midwest)                                        5.37         5/01/2009       41,830
                                                                                                                        ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                 COUPON OR
   AMOUNT   SECURITY                                                                  DISCOUNT RATE          MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
            COMMUNITY SERVICE (0.1%)
  $ 5,400   Roman Catholic Diocese of Raleigh, NC, Notes, Series A
              (LOC - Bank of America, N.A.)                                                    5.37%        6/01/2018    $   5,400
                                                                                                                        ----------
            CONSTRUCTION & ENGINEERING (0.6%)
   23,325   Dynetics, Inc., Variable/Fixed-Rate Promissory Notes, Series 2004
              (LOC - Compass Bank)                                                             5.32        12/01/2026       23,325
    6,025   Liliha Parking Co., LP, RB, Series 1994 (LOC - First Hawaiian Bank)                5.84         8/01/2024        6,025
                                                                                                                        ----------
                                                                                                                            29,350
                                                                                                                        ----------
            DEPARTMENT STORES (0.7%)
   31,320   Belk, Inc., RB, Series 1998 (LOC - Wachovia Bank, N.A.)                            5.37         7/01/2008       31,320
                                                                                                                        ----------
            DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.1%)
    1,150   Colorado Housing Finance Auth., RB, Series 2006B
               (LOC - California Bank & Trust)                                                 5.67         6/01/2031        1,150
    5,395   Ferriot, Inc., Taxable Variable Rate Demand Bonds, Series 1999
              (LOC - FirstMerit Bank, N.A.)                                                    5.36         4/01/2020        5,395
                                                                                                                        ----------
                                                                                                                             6,545
                                                                                                                        ----------
            DIVERSIFIED METALS & MINING (0.6%)
            Lancaster Industrial Development Auth.,
    2,745     Taxable Variable Rate Demand RB, Series 2006B (LOC - Fulton Bank)                5.40         1/01/2015        2,745
    2,250     Taxable Variable Rate Demand RB, Series 2006B (LOC - Fulton Bank)                5.40         1/01/2027        2,250
   12,000   Prince Metal Stamping USA, Inc., Variable/Term Rate Notes,
              Series 2004 (LOC - The Bank of Nova Scotia)                                      5.32         3/01/2024       12,000
    8,435   Webster, KY, Taxable Variable Rate Demand Industrial RB,
              Series 2004 (LOC - Regions Bank)                                                 5.31        11/01/2024        8,435
                                                                                                                        ----------
                                                                                                                            25,430
                                                                                                                        ----------
            EDUCATION (1.3%)
   12,175   California Statewide Communities Development Auth.,
              Variable Rate Demand RB, Series 2002B (LOC - BNP Paribas)                        5.31        10/01/2032       12,175
    9,215   Massachusetts Development Finance Agency, RB, Series 2005B (INS)(LIQ)              5.42         7/01/2014        9,215
    9,515   Oklahoma City Industrial & Cultural Facilities Trust,
              Variable Rate Demand Bonds, Series 2005A (LOC - Bank of America, N.A.)           5.31         9/15/2016        9,515
   15,000   Pepperdine Univ., Bonds, Series 2002B                                              5.42         8/01/2037       15,000
    4,050   Rockland County, NY, IDA Civic Facility RB, Series 2004B
              (LOC - Commerce Bank, N.A.)                                                      5.42         5/01/2034        4,050
    6,100   Savannah College of Art and Design, Inc., RB, Series 2004
              (LOC - Bank of America, N.A.)                                                    5.32         4/01/2024        6,100
    4,365   Univ. of Alabama, General RB, Series 2004-B (INS)(LIQ)                             5.32         7/01/2009        4,365
                                                                                                                        ----------
                                                                                                                            60,420
                                                                                                                        ----------
            EDUCATIONAL SERVICES (1.4%)
    7,000   Glendale, AZ, IDA RB, Series 2005A (LOC - The Bank of New York)                    5.31         7/01/2035        7,000
   20,000   Gwinnett Instructional SC, LLC, RB, Series 2005
              (LOC - Allied Irish Banks plc)                                                   5.32         1/01/2031       20,000
   14,900   Loanstar Assets Partners, LP, RB, Series 2005A
              (LOC - State Street Bank and Trust Co.)(b)                                       5.31         2/01/2041       14,900
   13,250   Mesivta Yeshiva Rabbi Chaim Berlin, RB, Series 2005
              (LOC - Allied Irish Banks plc)                                                   5.29        11/01/2035       13,250
    7,840   Yamhill County, Taxable Variable Rate Demand RB, Series 2005B
              (LOC - Bank of America, N.A.)                                                    5.31        10/01/2020        7,840
                                                                                                                        ----------
                                                                                                                            62,990
                                                                                                                        ----------
            ELECTRIC/GAS UTILITIES (0.8%)
   23,735   Municipal Gas Auth. of Georgia, RB, Series 2003A
              (LOC - JPMorgan Chase Bank, N.A., Wachovia Bank, N.A.)                           5.35         2/01/2015       23,735
   11,960   Southeast Alabama Gas District, General System RB,
              Series 2003A (LIQ)(INS)                                                          5.32         6/01/2023       11,960
                                                                                                                        ----------
                                                                                                                            35,695
                                                                                                                        ----------

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                 COUPON OR
   AMOUNT   SECURITY                                                                  DISCOUNT RATE          MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
            FOOD DISTRIBUTORS (1.5%)
  $11,825   Classic City Beverages, LLC, Taxable Variable Rate Bonds, Series 2003
              (LOC - Columbus Bank & Trust Co.)                                                5.32%        8/01/2018   $   11,825
   25,900   Henry County, GA, Development Auth., RB, Series 2004
              (LOC - Columbus Bank & Trust Co.)                                                5.32         8/01/2029       25,900
    9,000   Jackson Beverages, LLC, Taxable Variable Rate Bonds, Series 2005
              (LOC - Columbus Bank & Trust Co.)                                                5.32         2/01/2020        9,000
   10,250   Macon Beverage Co., LLC, Taxable Variable Rate Bonds, Series 2004
              (LOC - Columbus Bank & Trust Co.)                                                5.32         4/01/2019       10,250
   13,575   North Georgia Distributing Co., LLC, Taxable Variable Rate Bonds,
              Series 2003 (LOC - Columbus Bank & Trust Co.)                                    5.32         8/01/2018       13,575
                                                                                                                        ----------
                                                                                                                            70,550
                                                                                                                        ----------
            HEALTH CARE FACILITIES (2.3%)
   10,790   Baptist Medical Plaza Associates, Taxable Variable Rate Demand Bonds,
              Series 1997 (LOC - KBC Bank, N.V.)                                               5.39         6/01/2017       10,790
   17,055   Bronson Lifestyle Improvement & Research Center, Notes, Series A
              (LOC - Fifth Third Bank, Grand Rapids)                                           5.32         9/01/2030       17,055
    8,180   California Statewide Communities Development Auth., RB, Series 2002-B
              (LOC - Allied Irish Banks plc)                                                   5.39        11/15/2042        8,180
    6,080   Centrastate Medical Arts Building, LLC, Demand Bonds, Series 2000
              (LOC - Commerce Bank, N.A., Cherry Hill)                                         5.47        12/01/2025        6,080
   15,000   Chestnut Hill Benevolent Association, RB, Taxable Variable Rate Demand
              Bonds, Series 2005 (LOC - TD Banknorth, N.A.)                                    5.44         2/01/2035       15,000
    6,580   Crystal Clinic, Notes, Series 2000 (LOC - FirstMerit Bank, N.A.)                   5.36         4/01/2020        6,580
    5,455   Dunn Nursing Home Inc., Taxable Variable Rate Secured Notes, Series 2002
              (LOC - Federal Home Loan Bank of Atlanta)                                        5.32         2/01/2024        5,455
   13,710   Infirmary Health Systems Special Care, RB, Series 2000B
              (LOC - Regions Bank)                                                             5.32         1/01/2024       13,710
    6,810   MCE MOB IV LP, Demand Notes, Series 2002 (LOC - National City Bank)                5.32         8/01/2022        6,810
    8,600   Sprenger Enterprises, Floating-Rate Option Notes
              (LOC - JPMorgan Chase Bank, N.A.)                                                5.36        10/01/2035        8,600
    1,400   St. Francis Healthcare Foundation, HI, Floating-Rate Notes
              (LOC - First Hawaiian Bank)                                                      5.84         8/01/2012        1,400
    5,700   West Side Surgical Properties, LLC, Notes, Series 2006
              (LOC - Huntington National Bank)                                                 5.43         9/01/2027        5,700
                                                                                                                        ----------
                                                                                                                           105,360
                                                                                                                        ----------
            HEALTH CARE SERVICES (0.1%)
    3,100   University Hospitals Trust RB, Taxable, Series 2005B
              (LOC - Bank of America, N.A.)                                                    5.30         8/15/2021        3,100
                                                                                                                        ----------
            HEAVY ELECTRICAL EQUIPMENT (0.4%)
   18,670   Mississippi Business Finance Corp., IDRB, Series 2005
              (LOC - AmSouth Bank, N.A.)                                                       5.32         4/01/2020       18,670
                                                                                                                        ----------
            HOME FURNISHINGS (0.2%)
    9,265   Standard Furniture Manufacturing Co., Inc., Promissory Notes, Series 2002
              (LOC - AmSouth Bank, N.A.)                                                       5.40         3/01/2015        9,265
                                                                                                                        ----------
            HOME IMPROVEMENT RETAIL (0.2%)
    9,000   Brookhaven, NY, IDA, Taxable Intercounty Associates, RB
              (LOC - North Fork Bank)                                                          5.62         1/01/2025        9,000
                                                                                                                        ----------
            HOSPITAL (0.3%)
   14,400   Indiana Health Facility Financing Auth., RB, Series 1999B
              (LOC - Bank of America, N.A.)                                                    5.37         1/01/2019       14,400
                                                                                                                        ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                 COUPON OR
   AMOUNT   SECURITY                                                                  DISCOUNT RATE          MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
            HOTELS, RESORTS, & CRUISE LINES (0.3%)
  $ 7,785   Alprion, LLC, Demand Bonds, Series 2004
              (LOC - Federal Home Loan Bank of Topeka)                                         5.39%       10/01/2034   $    7,785
    5,900   Connecticut Development Auth., RB, Series 2006B
              (LOC - TD Banknorth, N.A.)                                                       5.32        12/01/2028        5,900
                                                                                                                        ----------
                                                                                                                            13,685
                                                                                                                        ----------
            HOUSEHOLD APPLIANCES (0.2%)
   10,900   Mississippi Business Finance Corp., IDRB, Series 2000
              (LOC - Bank of America, N.A.)                                                    5.39         6/01/2015       10,900
                                                                                                                        ----------
            INDUSTRIAL CONGLOMERATES (0.3%)
   14,000   Mississippi Business Finance Corp., IDRB, Series 1998(b)                           5.30         2/01/2023       14,000
                                                                                                                        ----------
            INDUSTRIAL GASES (0.1%)
    4,400   Sandhill Group, LLC, Option Notes, Series 2003 (LOC - Regions Bank)                5.38        12/01/2013        4,400
                                                                                                                        ----------
            INDUSTRIAL MACHINERY (1.0%)
   25,000   Hampton Hydraulics, LLC, Promissory Notes, Series 2003
              (LOC - AmSouth Bank, N.A.)                                                       5.37         4/01/2013       25,000
    9,440   Savannah, GA, EDA, RB, Series 1998 (LOC - Wachovia Bank, N.A.)                     5.37         6/01/2018        9,440
    9,570   Sterling Pipe & Tube, Inc., Notes, Series 2000
              (LOC - National City Bank)                                                       5.36        11/01/2012        9,570
                                                                                                                        ----------
                                                                                                                            44,010
                                                                                                                        ----------
            LEISURE FACILITIES (2.0%)
    7,400   Bloomingdale Life Time Fitness, LLC, RB, Series 2000
              (LOC - JPMorgan Chase Bank, N.A.)                                                5.36         1/01/2020        7,400
    3,916   Cornerstone Funding Corp. I, Notes, Series 2003I
              (LOC - Fifth Third Bank)                                                         5.45         8/01/2025        3,916
   11,750   First Assembly of God, Taxable Variable Rate Demand Bonds, Series 2004
              (LOC - Regions Bank)                                                             5.32        12/01/2029       11,750
    7,830   First Church of God, Notes, Series 2002 (LOC - Huntington National Bank)           5.43        10/03/2022        7,830
   10,285   Harvest Bible Chapel, Demand RB, Series 2004 (LOC - Fifth Third Bank)              5.35         8/01/2029       10,285
   30,200   Olympic Club, RB, Series 2002 (LOC - Allied Irish Banks plc)                       5.36        10/01/2032       30,200
    4,260   Pavilion Inc. Demand Notes, Series 2000 (LOC - Old National Bank)                  5.87        11/01/2025        4,260
   16,400   TP Racing, LLP, Floating-Rate Option Notes, Series 2000
              (LOC - JPMorgan Chase Bank, N.A.)                                                5.40         6/01/2030       16,400
                                                                                                                        ----------
                                                                                                                            92,041
                                                                                                                        ----------
            LEISURE PRODUCTS (0.2%)
    7,145   McDuffie County, GA, Development Auth., RB, Series 2002
              (LOC - Regions Bank)                                                             5.32         8/01/2022        7,145
                                                                                                                        ----------
            MANAGED HEALTH CARE (0.4%)
   18,300   Polk County IDA, RB, Series 1999 (LOC - Bank of America, N.A.)                     5.31        12/01/2018       18,300
                                                                                                                        ----------
            MULTIFAMILY HOUSING (0.7%)
    9,825   Los Angeles, CA, Community Redevelopment Agency MFH, RB, Series 2003B
              (LOC - Bank of America, N.A.)                                                    5.30        10/15/2038        9,825
    6,550   Mulberry Brighton Park Apts., LLC, Taxable Variable Rate Bonds,
              Series 2006 (LOC - Columbus Bank & Trust Co.)                                    5.32         2/01/2021        6,550
            New York Housing Finance Agency, RB,
   11,500     Series 2003J (LOC - Landesbank Hessen-Thuringen)                                 5.33         3/15/2011       11,500
    5,300     Series 2005A (LOC - Bank of America, N.A.)                                       5.31        11/01/2038        5,300
                                                                                                                        ----------
                                                                                                                            33,175
                                                                                                                        ----------
            NURSING/CCRC (0.8%)
   19,865   Chestnut Partnership, Bonds, Series 1999
              (LOC - La Salle National Bank, N.A.)                                             5.35         1/01/2029       19,865
    8,490   Cleveland-Cuyahoga County, OH, Port. Auth., RB, Series 2005
              (LOC - National City Bank)                                                       5.39        11/15/2035        8,490

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                 COUPON OR
   AMOUNT   SECURITY                                                                  DISCOUNT RATE          MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
  $ 4,820   District of Columbia, RB, Series 2005A (LOC - Unicredito Italiano)                 5.42%       10/01/2020   $    4,820
    4,900   Lincolnwood Funding Corp., RB, Series 1995A (LOC - Wachovia Bank, N.A.)            5.47         8/01/2015        4,900
                                                                                                                        ----------
                                                                                                                            38,075
                                                                                                                        ----------
            PACKAGED FOODS & MEAT (0.1%)
    1,780   Atlanta Bread Co. International, Inc., Notes
              (LOC - Columbus Bank & Trust Co.)                                                5.37         9/01/2023        1,780
    4,600   City of Thomasville Downtown Development Auth., Taxable Variable Rate
              Bonds, Series 2006 (LOC - Columbus Bank & Trust Co.)                             5.32         4/01/2027        4,600
                                                                                                                        ----------
                                                                                                                             6,380
                                                                                                                        ----------
            PAPER PRODUCTS (0.2%)
    8,905   Bancroft Bag, Inc., Notes (LOC - JPMorgan Chase Bank, N.A.)                        5.40         6/01/2035        8,905
                                                                                                                        ----------
            PROPERTY & CASUALTY INSURANCE (1.5%)
   70,000   Alfa Corp., Promissory Notes, Series 2002(b)                                       5.52         6/01/2017       70,000
                                                                                                                        ----------
            REAL ESTATE MANAGEMENT & DEVELOPMENT (7.3%)
    3,483   Baron Investments, Ltd., Notes, Series 2004
              (LOC - Federal Home Loan Bank of Dallas)                                         5.39        10/01/2024        3,483
   11,905   BBN Holdings, LLC, Demand Notes, Series 2004
              (LOC - AmSouth Bank, N.A.)                                                       5.40         6/01/2029       11,905
            Cornerstone Funding Corp. I,
    2,869     Notes, Series 2004E (LOC - Charter One Bank)                                     5.45         1/01/2030        2,869
    9,250     Notes, Series 2006 A (LOC - Charter One Bank)                                    5.37         8/01/2031        9,250
    5,735   Dennis E. Eash and Florida O. Eash, Taxable Floating-Rate Bonds,
              Series 2005 (LOC - Hancock Bank)                                                 5.49         4/01/2025        5,735
   14,115   Exchange at Hammond LLC, Bonds, Series 2002
              (LOC - Bank of North Georgia)                                                    5.41         8/01/2022       14,115
   17,920   Fairway Park Properties LLC, Notes, Series 2001
              (LOC - National City Bank)                                                       5.37        10/15/2026       17,920
    9,245   Fiore Capital, LLC, Taxable Variable Rate Demand Notes, Series 2005-A
              (LOC - M&I Marshall& Ilsley Bank)                                                5.32         8/01/2045        9,245
    6,940   Freightliner Finance, LLC, Taxable Floating-Rate Option Notes
              (LOC - Huntington National Bank)                                                 5.41        11/01/2030        6,940
    6,040   Houston County, GA, IDA, RB, Series 1997 (LOC - Wachovia Bank, N.A.)               5.40         8/01/2012        6,040
   13,585   JPV Capital, LLC, Notes, Series 2001A (LOC - LaSalle Bank Midwest, N.A.)           5.37         7/01/2041       13,585
   20,690   Kansas City Tax Financing Commission, Series 2006 B
              (LOC - M&I Marshall& Ilsley Bank)                                                5.34         6/01/2024       20,690
   24,510   Mayfair at Great Neck, NY, Bonds, Series 1997
              (LOC - Manufacturers & Traders Trust Co.)                                        5.34         1/01/2023       24,510
    7,000   Morgan Valley Properties, LLC, Taxable Variable/Fixed-Rate Notes,
              Series 2006A (LOC - Bank of North Georgia)                                       5.47         8/01/2031        7,000
   11,699   Nick & Nat Properties, LLC, Adjustable Rate Demand Securities,
              Series 2005 (LOC - Fifth Third Bank)                                             5.37         5/01/2025       11,699
    6,250   One Holland Corp., Taxable Floating-Rate Notes, Series 2006
              (LOC - Huntington National Bank)                                                 5.44         8/01/2031        6,250
   11,205   Peachtree-Dunwoody Properties, LLC, Demand Bonds, Series 2003
              (LOC - Bank of North Georgia)                                                    5.37         3/01/2023       11,205
   18,980   PHF Investments, LLC, Demand Notes, Series 2004A
              (LOC - Associated Bank, N.A.)                                                    5.37         6/01/2044       18,980
    9,090   Pierce Memorial Baptist Home, Inc., Bonds, Series 1999
              (LOC - La Salle National Bank, N.A.)                                             5.35        10/01/2028        9,090
    2,515   Santa Rosa Property Holdings, LLC, Taxable Variable Rate Bonds,
              Series 2006 (LOC - Columbus Bank & Trust Co.)                                    5.37         8/01/2031        2,515
    7,735   SBAR-Piperno Co., RB, Series 1998 (LOC - Wachovia Bank, N.A.)                      5.42         9/01/2012        7,735
   40,000   Sea Island Co. and Sea Island Coastal Properties, LLC, Notes,
              Series 2003 (LOC - Columbus Bank & Trust Co.)                                    5.37         4/01/2023       40,000
   21,080   SF Tarns, LLC, RB, Series 2000 (LOC - LaSalle Bank Midwest, N.A.)                  5.36        12/01/2025       21,080


 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                 COUPON OR
   AMOUNT   SECURITY                                                                  DISCOUNT RATE          MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
  $ 7,200   Stice-Hill Holding, L.C., Taxable Variable Rate Bonds, Series 2003
              (LOC - Hancock Bank of Louisiana)                                                5.32%       12/01/2023   $    7,200
   11,865   Thayer Properties, LLC, Bonds, Series 2000 (LOC - Columbus Bank &
              Trust Co.)                                                                       5.32         7/01/2020       11,865
    5,980   Tifton Mall, Inc., Taxable Variable Rate Bonds, Series 1996
              (LOC - Columbus Bank & Trust Co.)                                                5.32         5/01/2026        5,980
   11,450   Wishbone Partners, LLC, Taxable Floating-Rate Option Notes
              (LOC - Huntington National Bank)                                                 5.41        11/01/2025       11,450
   11,850   WLB, LLC, Bonds, Series 1997 (LOC - Columbus Bank & Trust Co.)                     5.32         4/01/2047       11,850
    2,380   Woodland Park Apartments, LLC, Bonds, Series 2001
              (LOC - Columbus Bank & Trust Co.)                                                5.32         6/01/2031        2,380
                                                                                                                        ----------
                                                                                                                           332,566
                                                                                                                        ----------
            REAL ESTATE TAX/FEE (0.2%)
    8,675   Mississippi Development Bank, Special Obligation Bonds,
              Series 2002 (INS)(LIQ)                                                           5.39         6/01/2032        8,675
                                                                                                                        ----------
            RESTAURANTS (0.1%)
    3,000   Doughboy LLC, Taxable Variable Rate Demand Bonds, Series 2004
              (LOC - M&I Marshall & Ilsley Bank)                                               5.40         5/01/2019        3,000
                                                                                                                        ----------
            SALES TAX (0.2%)
    7,840   Arista Metropolitan District RB, Series 2006 B (LOC - Compass Bank)                5.40        12/01/2030        7,840
                                                                                                                        ----------
            SPECIAL ASSESSMENT/TAX/FEE (0.5%)
            Denver Urban Renewal Auth. RB,
   17,000     Series 2006C (LOC - Compass Bank)                                                5.37         9/01/2017       17,000
    7,860     Series 2006D (LOC - Compass Bank)                                                5.37         9/01/2017        7,860
                                                                                                                        ----------
                                                                                                                            24,860
                                                                                                                        ----------
            SPECIALTY CHEMICALS (0.1%)
    6,500   Gary, IN, Empowerment Zone Bonds, Series 2000A
              (LOC - Federal Home Loan Bank of Chicago)                                        5.40         5/11/2020        6,500
                                                                                                                        ----------
            TEXTILES (0.3%)
    6,300   Athens-Clarke County, GA, IDA RB, Series 2005
              (LOC - Columbus Bank & Trust Co.)                                                5.37        11/01/2025        6,300
    5,105   Superior Health Linens, Inc. & Superior Health Textiles Properties,
              LLP, Notes, Series 2004 (LOC - Associated Bank, N.A.)                            5.37        12/01/2024        5,105
                                                                                                                        ----------
                                                                                                                            11,405
                                                                                                                        ----------
            TRUCKING (0.1%)
    6,455   Iowa 80 Group Inc., Demand Bonds, Series 2003
              (LOC - Wells Fargo Bank, N.A.)                                                   5.50         6/01/2016        6,455
                                                                                                                        ----------
            WATER UTILITIES (0.2%)
    9,900   Connecticut Water Co., Debenture Bonds, Series 2004
              (LOC - Citizens Bank of Rhode Island)                                            5.29         1/04/2029        9,900
                                                                                                                        ----------
            WATER/SEWER UTILITY (0.5%)
   15,180   Hesperia, CA, Public Financing Auth., RB, Series 1998A
              (LOC - Bank of America, N.A.)                                                    5.30         6/01/2026       15,180
    2,700   Kern Water Bank Auth., CA, RB, Series 2003B
              (LOC - Wells Fargo Bank, N.A.)                                                   5.37         7/01/2028        2,700
    4,680   Vance Governmental Utility Services Corp., Taxable RB,
              Series 2006 (INS)(LIQ)                                                           5.37         6/01/2036        4,680
                                                                                                                        ----------
                                                                                                                            22,560
                                                                                                                        ----------
            Total Variable-Rate Demand Notes (cost: $1,525,646)                                                          1,525,646
                                                                                                                        ----------

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                 COUPON OR
   AMOUNT   SECURITY                                                                  DISCOUNT RATE          MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
            ADJUSTABLE-RATE NOTES (17.9%)

            ASSET-BACKED FINANCING (0.7%)
  $20,000   German Residential Funding(b)                                                      5.34%        8/22/2007   $   20,000
   10,000   Holmes Financing plc, Floating-Rate Notes, Series 10A(b)                           5.29         7/15/2007       10,000
                                                                                                                        ----------
                                                                                                                            30,000
                                                                                                                        ----------
            CONSUMER FINANCE (2.3%)
   20,000   American General Finance Corp., Floating-Rate Notes(b)                             5.35        11/15/2007       20,000
            American Honda Finance Corp.,
   20,000     MTN(b)                                                                           5.34         9/26/2007       20,000
   30,750     Notes(b)                                                                         5.52         2/20/2007       30,763
   10,000   HSBC Finance Corp., Floating-Rate Notes                                            5.35        11/23/2007       10,000
   25,000   SLM Corp., Floating-Rate Extendible Notes(b)                                       5.32        11/09/2007       25,000
                                                                                                                        ----------
                                                                                                                           105,763
                                                                                                                        ----------
            DIVERSIFIED BANKS (8.2%)
   30,000   Allied Irish Banks, Yankee CD(a)                                                   5.48         8/08/2007       30,006
   25,000   BNP Paribas, Chicago Branch, Extendible Floating Rate Notes,
              Series 157(b)                                                                    5.36         8/17/2007       25,000
   15,000   DnB NOR Bank ASA, Extendible Floating-Rate Notes(b)                                5.31        11/23/2007       15,000
   30,000   First Tennessee Bank N.A., Floating-Rate Notes(b)                                  5.31        11/16/2007       30,000
   30,000   HSBC Bank, Floating-Rate Notes                                                     5.41        12/14/2006       30,002
   26,000   Huntington National Bank, MTN                                                      5.47         4/12/2007       26,014
   11,525   KeyBank, N.A., Floating Rate Notes, Series 2007                                    5.52         8/08/2007       11,531
   25,000   Macquarie Bank Ltd., Floating-Rate Extendible Notes(b)                             5.33        11/21/2007       25,000
    5,500   Manufacturers & Traders Trust Company, Floating-Rate CD                            5.28        12/29/2006        5,499
   20,000   Northern Rock plc, Floating-Rate Notes, Series C(b)                                5.36        11/02/2007       20,000
   50,000   Northern Rock plc, Senior MTN(b)                                                   5.46        10/09/2007       50,000
   30,000   Santander US Debt, Floating Rate Senior Notes, Series 2007(b)                      5.40         9/21/2007       30,010
            Washington Mutual Bank, CD,
   15,000     Floating-Rate Notes                                                              5.32        12/21/2006       15,000
    5,300     Floating-Rate Notes                                                              5.44         2/28/2007        5,301
   25,000     Floating-Rate Notes                                                              5.38         6/22/2007       25,000
   10,000     Floating-Rate Notes                                                              5.39         9/17/2007       10,000
   10,000   Wells Fargo & Co., Floating Rate Notes                                             5.31        11/02/2007       10,000
   10,000   WestLB AG, Floating-Rate Notes(b)                                                  5.36        11/09/2007       10,000
                                                                                                                        ----------
                                                                                                                           373,363
                                                                                                                        ----------
            LIFE & HEALTH INSURANCE (0.4%)
   20,000   Premium Asset Trust Certificates, Series 2002-4(b)                                 5.70         3/08/2007       20,021
                                                                                                                        ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
   20,000   General Electric Capital Corp., Floating-Rate MTN, Series A                        5.45         7/09/2007       20,000
                                                                                                                        ----------
            REGIONAL BANKS (3.5%)
   10,500   AmSouth Bank, Floating-Rate Bank Notes, Series 2007                                5.43         6/27/2007       10,507
   15,000   Governor and Company of the Bank of Ireland,
              Floating-Rate Extendible Notes(b)                                                5.32        11/20/2007       15,000
   15,000   Islandsbanki hf, Extendible Short Term Notes
              (acquired 3/31/2006; cost $15,000)(b),(e)                                        5.39         3/22/2007       15,000
   25,000   Kaupthing Bank hf, Extendible Short Term Notes
              (acquired 4/20/2006; cost $25,000)(b),(e)                                        5.38         4/20/2007       25,000
            Natexis Banques Populaires, New York Branch,
   25,000     Yankee CD(a)                                                                     5.26        11/27/2006       25,000
   25,000     Yankee CD(a)                                                                     5.38         6/20/2007       25,000
   20,000     Yankee CD(a),(b)                                                                 5.33        11/15/2007       20,000
   25,000   National City Bank of Indiana, Floating-Rate Notes                                 5.42         6/04/2007       25,010
                                                                                                                        ----------
                                                                                                                           160,517
                                                                                                                        ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                 COUPON OR
   AMOUNT   SECURITY                                                                  DISCOUNT RATE          MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
            SPECIALIZED FINANCE (1.8%)
            CIT Group, Inc., Global Senior MTN,
  $11,000     Senior Notes                                                                     5.61%        2/15/2007   $   11,007
   36,440     Senior Notes                                                                     5.63         5/18/2007       36,481
    5,000     Senior Notes                                                                     5.47         8/24/2007        5,004
   30,000     Senior Notes                                                                     5.62         9/20/2007       30,066
                                                                                                                        ----------
                                                                                                                            82,558
                                                                                                                        ----------
            THRIFTS & MORTGAGE FINANCE (0.6%)
   30,000   Countrywide Financial Corp., MTN, Series A                                         5.47        12/05/2006       29,999
                                                                                                                        ----------
            Total Adjustable-Rate Notes (cost: $822,221)                                                                   822,221
                                                                                                                        ----------

            TOTAL INVESTMENTS (COST: $4,560,288)                                                                        $4,560,288
                                                                                                                        ==========

14

 N O T E S
==========----------------------------------------------------------------------
           to portfolio of INVESTMENTS

USAA MONEY MARKET FUND
OCTOBER 31, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

        USAA Mutual Funds Trust (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

        A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

            1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

            2. Repurchase agreements are valued at cost, which approximates market value.

            3. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Trust's Board of Trustees.

        B. As of October 31, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

        C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $4,576,954,000 at October 31, 2006, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

        (a) Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

        (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

        (c) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

        (d) Represents less than 0.1% of net assets.

        (e) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at October 31, 2006, was $40,000,000, which represented 0.9% of the Fund's net assets.

                TRUSTEES      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

           CUSTODIAN AND      State Street Bank and Trust Company
        ACCOUNTING AGENT      P.O. Box 1713
                              Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

       USAA SELF-SERVICE      For account balance, last transaction, fund
        TELEPHONE SYSTEM      prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                 USAA         ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48447-1206                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2006

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    12-28-2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    12-28-2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    12-28-2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.